Promissory Note Payable	12 Months Ended
Dec. 31, 2025
Promissory Note Payable
Promissory Note Payable

Note 4. Promissory Note Payable

On August 5, 2024, the Company entered into a $150,000 promissory note with a third-party lender, which was non-interest bearing and had a maturity date of 60 days. On October 28, 2024, the Company entered into an amendment to this promissory note, which extended the maturity date to 120 days. On December 16, 2024, the Company rolled the $150,000 promissory note into a convertible note agreement with this third-party lender (see Note 5). As of December 31, 2024, there was $0 principal balance on the promissory note.